21. TRADE AND OTHER ACCOUNTS PAYABLE (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	$ 17,081,382	$ 14,970,564
Services	12,357,863	4,187,417
Other	305,759	605,601
Total Non-Current	29,745,004	19,763,582
Non-Current | Up to 30 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	4,732,488	3,823,975
Services	10,018,194	1,780,743
Other	120,633	386,741
Total Non-Current	14,871,315	5,991,459
Non-Current | 31-60 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	8,048,051	521,078
Services	650,821	663,287
Other	26,688	28,890
Total Non-Current	8,725,560	1,213,255
Non-Current | 61-90 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	247,074	50,247
Services	120,966	225,257
Other	12,314	10,188
Total Non-Current	380,354	285,692
Non-Current | 91 to 120 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	757,968	625,877
Services	57,378	638,020
Other	16,931	3,684
Total Non-Current	832,277	1,267,581
Non-Current | 121 to 365 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	1,718,073
Services	375,522
Other	6,467
Total Non-Current	2,100,062
Non-Current | 366 and thereafter
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products	1,577,728
Services	1,134,982
Other	122,726
Total Non-Current	$ 2,835,436
Non-Current | 121-180 days
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products		432,589
Services		233,965
Other		48,821
Total Non-Current		715,375
Non-Current | 181 and thereafter
DisclouresOfPayablesNonCurrentLineItems [Line Items]
Products		9,516,798
Services		646,145
Other		127,277
Total Non-Current		$ 10,290,220